Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of Manhattan Bridge Capital, Inc., and its wholly-owned subsidiaries DAG Funding Solutions, Inc.(“DAG Funding”) and MBC Funding II Corp. (“MBC Funding”). All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management will base the use of estimates on (a) a preset number of assumptions that consider past experience, (b) future projections, and (c) general financial market condition. Actual amounts could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

For the purposes of the statements of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and marketable securities. The Company maintains its cash and cash equivalents with one major financial institution. Accounts at the financial institution are insured by the Federal Deposit Insurance Corporation up to $250,000.

Credit risks associated with short term commercial loans the Company makes to small businesses and related interest receivable are described in Note 4 entitled Commercial Loans.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long- lived assets

The Company continually monitors events or changes in circumstances that could indicate carrying amounts of long lived assets, may not be recoverable. When such events or changes in circumstances occur, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the undiscounted cash flows is less than the carrying amount of these assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes under the provisions of FASB ASC 740, “Income Taxes”. Under the provisions of FASB ASC 740, deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.

 Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considers all available evidence including past operating results, estimates of future taxable income, and the feasibility of tax planning strategies. In the event that the Company changes its determination as to the amount of deferred tax assets that can be realized, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made.

The Company follows ASC 740 rules governing tax positions which provide guidance for recognition and measurement. This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognition, classification and disclosure of these uncertain tax positions.

The Company is organized and conducts its operations to qualify as a real estate investment trust (“REIT”) for federal income tax purposes. The Company elected to be taxed as a REIT commencing with our taxable year ended December 31, 2014. A REIT calculates taxable income similar to other domestic corporations, with the major difference being a REIT is entitled to a deduction for dividends paid. A REIT is generally required to distribute each year at least 90% of its taxable income. If it chooses to retain the remaining 10% of taxable income, it may do so, but it will be subject to a corporate tax on such income. The Company may be subject to federal excise tax and minimum state taxes.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company recognizes revenues in accordance with ASC 605, which provides guidance on the recognition, presentation and disclosure of revenue in financial statements. ASC 605 outlines the basic criteria that must be met to recognize revenue and provides guidance for disclosure related to revenue recognition policies. In general, the Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery of the product has occurred or services have been rendered, (iii) the sales price charged is fixed or determinable, and (iv) collectability is reasonably assured.

Interest income from commercial loans is recognized, as earned, over the loan period.

Origination fee revenue on commercial loans is amortized over the term of the respective note.

Deferred Financing Costs [Policy Text Block]
Deferred Financing Costs

Deferred financing costs at December 31, 2015 include costs incurred in connection with MBC Funding II Corp’s proposed public offering of the Company’s securities and costs incurred in connection with the Company’s Webster Credit Line, as discussed in Note 8, which are being amortized over three years using the straight-line method.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share (“EPS”)

Basic and diluted earnings per share are calculated in accordance with ASC 260 “Earnings Per Share”. Under ASC 260, basic earnings per share is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share include the potential dilution from the exercise of stock options and warrants for common shares using the treasury stock method.

The numerator in calculating both basic and diluted earnings per common share for each year is the reported net income. The denominator is based on the following weighted average number of common shares:

	Years ended December 31,
	2015	2014
Basic weighted average common shares outstanding	6,759,219	5,028,645
Incremental shares for assumed exercise of options	27,391	29,776
Diluted weighted average common shares outstanding	6,786,610	5,058,421

77,778 and 51,224 vested options and warrants were not included in the diluted earnings per share calculation for the years ended December 31, 2015 and 2014, respectively, because their effect would have been anti-dilutive.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company measures and recognizes compensation awards for all stock option grants made to employees and directors, based on their fair value in accordance with ASC 718 “Compensation - Stock Compensation”, which establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. A key provision of this statement is to measure the cost of employee services received in exchange for an award of equity instruments (including stock options) based on the grant-date fair value of the award. The cost will be recognized over the service period during which an employee is required to provide service in exchange for the award (i.e., the requisite service period or vesting period). The Company accounts for equity instruments issued to non-employees in accordance with the provisions of ASC 718 and ASC 505-50, “Equity Based Payment to Non-Employees”. All transactions with non-employees, in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more appropriately measurable.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

For cash and cash equivalents, short term loans, the line of credit and accounts payable, as well as interest bearing commercial loans held by the Company, the carrying amount approximates fair value due to the relative short-term nature of such instruments.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In January 2015, the FASB issued ASU 2015-01, “Income Statement - Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items.” This ASU eliminates the separate presentation of extraordinary items but does not change the requirement to disclose material items that are unusual or infrequent in nature.  The ASU is effective for fiscal years beginning after December 15, 2015, as well as interim periods within those fiscal years. The ASU may be applied retrospectively to all prior periods presented in the financial statements, and early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, “Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs”. Under the ASU, an entity presents debt issuance costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. The ASU is effective for public entities for fiscal years beginning after December 15, 2015, and interim periods therein. For private companies and not-for-profit organizations, the ASU is effective for fiscal years beginning after December 15, 2015, and interim periods within fiscal years beginning after December 15, 2016. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In May 2015, the FASB issued ASU 2015-07, "Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (a consensus of the Emerging Issues Task Force)". The ASU provides reporting entities with an option to measure the fair value of certain investments using net asset value instead of fair value. The ASU is effective for public entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2015, the FASB issued ASU 2015-15, “Interest - Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements - Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting”. The ASU incorporates the SEC staff's announcement that clarifies the exclusion of line-of-credit arrangements from the scope of ASU 2015-03. Therefore, debt issuance costs related to line-of-credit arrangements can be deferred and presented as an asset that is subsequently amortized over the time of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The ASU should be adopted concurrent with adoption of ASU 2015-03. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, “ Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. The ASU simplifies the presentation of deferred income taxes by requiring deferred tax liabilities and assets to be classified as noncurrent in a classified statement of financial position. This Update will align the presentation of deferred income tax assets and liabilities with International Financial Reporting Standards (IFRS). For public business entities, the ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. For all other entities, the ASU is effective for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. The ASU intends to provide users of financial statements with more useful information on the recognition, measurement, presentation, and disclosure of financial instruments. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2018, and for interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted for certain provisions. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

 Management does not believe that any other recently issued, but not yet effected, accounting standards if currently adopted would have a material effect on the Company’s consolidated financial statements.